Intangible Assets and Goodwill - Detailed Information of Intangible assets and Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions	[1]	$ 3,002
Additions from acquisitions	[1]	1,151
Impairment	[1]	(3,783)
Foreign exchange	[1]	0
Measurement period adjustments	[1]	0
Disposals	[1]	(476)
Ending balance	[1]	6,284
Intangible assets and goodwill net		884,411	$ 646,110
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net		27,682	65,401
Trade Names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net		1,405	35,730
Permit Application Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net		1,473	1,632
Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net		404,307	89,347
Other Intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net	[1]	2,777	3,431
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill net		446,767	450,569
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		665,287	234,086
Additions		6,171	4,630
Additions from acquisitions		556,141	424,693
Impairment		(321,234)	(1,217)
Foreign exchange		0	5
Measurement period adjustments		(2,631)	3,090
Disposals		(476)
Ending balance		903,258	665,287
Gross carrying amount [member] | Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		70,529	6,929
Additions		0	0
Additions from acquisitions		24,250	52,200
Impairment		(62,900)	0
Foreign exchange		0	0
Measurement period adjustments		0	11,400
Disposals		0
Ending balance		31,879	70,529
Gross carrying amount [member] | Trade Names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		39,700	0
Additions		0	0
Additions from acquisitions		1,400	41,800
Impairment		(39,000)	0
Foreign exchange		0	0
Measurement period adjustments		0	(2,100)
Disposals		0
Ending balance		2,100	39,700
Gross carrying amount [member] | Permit Application Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		8,752	6,842
Additions		3,169	1,910
Additions from acquisitions		0	0
Impairment		0	0
Foreign exchange		0	0
Measurement period adjustments		0	0
Disposals		0
Ending balance		11,921	8,752
Gross carrying amount [member] | Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		89,347	83,447
Additions			0
Additions from acquisitions		317,200	5,900
Impairment		0	0
Foreign exchange		0	0
Measurement period adjustments		(2,240)	0
Disposals		0
Ending balance		404,307	89,347
Gross carrying amount [member] | Other Intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	[1]	6,390	2,133
Additions	[1]		2,720
Additions from acquisitions	[1]		2,865
Impairment	[1]		(1,217)
Foreign exchange	[1]		0
Measurement period adjustments	[1]		(111)
Ending balance	[1]		6,390
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		450,569	134,735
Additions		0	0
Additions from acquisitions		212,140	321,928
Impairment		(215,551)	0
Foreign exchange		0	5
Measurement period adjustments		(391)	(6,099)
Disposals		0
Ending balance		446,767	450,569
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		(19,177)	(5,145)
Disposals		95
Amortization		235	(14,032)
Ending balance		(18,847)	(19,177)
Accumulated depreciation and amortisation [member] | Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		(5,129)	(858)
Disposals		0
Amortization		932	(4,271)
Ending balance		(4,197)	(5,129)
Accumulated depreciation and amortisation [member] | Trade Names [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		(3,970)	0
Disposals		0
Amortization		3,275	(3,970)
Ending balance		(695)	(3,970)
Accumulated depreciation and amortisation [member] | Permit Application Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		(7,118)	(3,265)
Disposals		0
Amortization		(3,330)	(3,853)
Ending balance		(10,448)	(7,118)
Accumulated depreciation and amortisation [member] | Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		0	0
Disposals		0
Amortization		0	0
Ending balance		0	0
Accumulated depreciation and amortisation [member] | Other Intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance	[1]	(2,960)	(1,022)
Disposals		95
Amortization	[1]	(642)	(1,938)
Ending balance	[1]	(3,507)	(2,960)
Accumulated depreciation and amortisation [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Openning balance		0	0
Disposals		0
Amortization		0	0
Ending balance		$ 0	$ 0

[1]	Other Intangibles includes non-compete agreements, non-solicitation agreements, and related amortization.